Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

9. Fair Value Measurements

  Assets and Liabilities Accounted for at Fair Value

        In measuring fair values of assets and liabilities, we use valuation techniques that maximize the use of observable inputs (Level 1) and minimize the use of unobservable inputs (Level 3). We also use market data or assumptions that we believe market participants would use in pricing an asset or liability, including assumptions about risk when appropriate. The carrying value for certain of our financial instruments, including cash approximate fair value because of their short-term nature. The Company's assets and liabilities that are measured at fair value on a recurring basis include the following:

		Fair Value Measurement at September 30, 2015 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$2.9	$2.9	$—	$—	$—	$2.9
Derivative instruments—Asset position	0.2	—	0.2	—	—	0.2
Derivative instruments—Liability position	(18.6)	$—	(18.6)	$—	$—	$(18.6)

Total recurring fair value measurements	$(15.5)	$2.9	$(18.4)	$—	$—	$(15.5)

		Fair Value Measurement at December 31, 2014 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$1.0	$1.0	$—	$—	$—	$1.0
Restricted cash	0.2	0.2	—	—	—	0.2
Derivative instruments—Asset position	2.7	—	2.7	—	—	2.7
Derivative instruments—Liability position	(27.3)	$—	(27.3)	$—	$—	$(27.3)

Total recurring fair value measurements	$(23.4)	$1.2	$(24.6)	$—	$—	$(23.4)

        The fair values of our fuel hedges and interest rate caps are determined using standard option valuation models with assumptions about commodity prices based on those observed in underlying markets (Level 2 in fair value hierarchy).

  Fair Value of Debt

        The fair value of the Company's debt (Level 2) is estimated using indirectly observable market inputs, based on rates the Company would currently pay for similar types of instruments except for variable rate debt for which cost approximates fair value due to the short-term nature of the interest rate. Although the Company has determined the estimated fair value amounts using available market information and commonly accepted valuation methodologies, considerable judgment is required in interpreting the information and in developing the estimated fair values. Therefore, these estimates are not necessarily indicative of the amounts that the Company, or holders of the instruments, could realize in a current market exchange. The fair value estimates are based on information available as of September 30, 2015 and December 31, 2014, respectively.

        The estimated fair value of the Company's debt is as follows:

	September 30, 2015	December 31, 2014
Senior notes	$550.0	$550.0
Term Loan B	1,660.2	1,692.2

	$2,210.2	$2,242.2

        The carrying value of the Company's debt at September 30, 2015 and December 31, 2014 was approximately $2,235.5 and $2,299.0, respectively.

Fair Value of Financial Instruments
As a basis for considering assumptions, the fair value guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	Observable inputs such as quoted prices in active markets;

Level 2	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Assets and liabilities measured at fair value are based on one or more of three valuation techniques noted in the guidance. The three valuation techniques are as follows:
Market approach
Prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities;
Cost approach
Amount that would be required to replace the service capacity of an asset (i.e., replacement cost); and;
Income approach
Techniques to convert future amounts to a single present amount are based on market expectations (including present value techniques, option-pricing models, and lattice models).

The Company’s financial assets and liabilities recorded at fair value on a recurring basis include derivative instruments and certain investments included in cash equivalent money market funds as restricted cash. The Company’s fuel derivative instruments and interest rate caps are recorded at their estimated fair values based on quotes received from financial institutions that trade these contracts and a current forward fixed price swap curve, respectively. The Company verifies the reasonableness of these quotes using similar quotes from another financial institution as of each date for which financial statements are prepared. For the Company’s fuel derivative instruments, the Company also considers the Company's and counterparty’s credit worthiness in its determination of the fair value measurement of these instruments in a net liability position. The Company’s restricted cash measured at fair value is invested primarily in U.S. government and agency securities.
All instruments were valued using the market approach. Our interest rate caps are valued using a third-party pricing model that incorporates information about LIBOR yield curves, which is considered observable market data, for each instrument’s respective term. Counterparties to our interest rate caps are financial institutions who participate in our term B loan. Valuations of our interest rate caps may fluctuate significantly from period to period due to volatility in valuation interest rates which are driven by market conditions and the scheduled maturities of the caps. The Company’s assets and liabilities that are measured at fair value on a recurring basis approximate the following:

	Fair Value Measurement at December 31, 2014 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$1.0	$1.0	$—	$—	$—	$1.0
Restricted cash	0.2	0.2	—	—	—	0.2
Derivative instruments - Asset position	2.7	—	2.7	—	—	2.7
Derivative instruments - Liability position	$27.3	$—	$27.3	$—	$—	$27.3
Total recurring fair value measurements	$23.4	$1.2	$24.6	$—	$—	$23.4

	Fair Value Measurement at December 31, 2013 Reporting Date Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)	Carrying Value
Recurring fair value measurements
Cash and cash equivalents	$12.0	$12.0	$—	$—	$—	$12.0
Restricted cash	2.4	2.4	—	—	—	2.4
Derivative instruments - Asset position	6.2	—	6.2	—	—	6.2
Total recurring fair value measurements	$20.6	$14.4	$6.2	$—	$—	$20.6

Refer to Note 13 for disclosures regarding long-term debt.